Exhibit 99.1                                                                EXHIBIT C to the Supplement to PSA

                                FORM OF MONTHLY CERTIFICATEHOLDERS' STATEMENT

                                                SERIES 2001-D

                                         BA CREDIT CARD FUNDING, LLC

                                        BA MASTER CREDIT CARD TRUST II

                _______________________________________________________________________________

                                   MONTHLY PERIOD ENDING FEBRUARY 29, 2008

                _______________________________________________________________________________

The information which is required to be prepared with respect to the Transfer Date of March 14, 2008 and with respect to the performance of the Trust during the related Monthly Period.

Capitalized terms used in this Statement have their respective meaning set forth in the Second Amended and
Restated Pooling and Servicing Agreement.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of
these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding,
LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange
Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 20, 2006.

A.     Information Regarding the Current Monthly Distribution

       1.   The amount of the current monthly distribution which constitutes
            Available Funds                                                     $             1,219,252,242.67
                                                                               ________________________________

       2.   The amount of the current monthly distribution which constitutes
            Available Investor Principal Collections                            $             3,065,059,093.56
                                                                               ________________________________

B.     Information Regarding the Trust Assets

       1.   Collection of Principal Receivables

            (a)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  and allocated to Series 2001-D                                $            12,084,488,015.23
                                                                               ________________________________

       2.   Collection of Finance Charge Receivables

            (a)   The aggregate amount of Collections of Finance Charge
                  Receivables processed during the related Monthly Period
                  and allocated to Series 2001-D                                $             1,117,971,701.13
                                                                               ________________________________

                                                       C-1

       3.   Principal Receivables in the Trust

            (a)   The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related
                  Monthly Period                                                $            99,421,454,419.62
                                                                               ________________________________

            (b)   The amount of Principal Receivables in the Trust
                  represented by the Investor Interest of Series 2001-D as
                  of the end of the day on the last day of the related
                  Monthly Period                                                $            80,450,304,517.00
                                                                               ________________________________

            (c)   The Floating Allocation Investor Interest as of the end of
                  the day on the last day of the related Monthly Period         $            80,450,304,517.00
                                                                               ________________________________

            (d)   The Principal Allocation Investor Interest as of the end
                  of the day on the last day of the related Monthly Period      $            80,450,304,517.00
                                                                               ________________________________

            (e)   The Floating Investor Percentage with respect to the
                  related Monthly Period

                  February 1, 2008  through  February 7, 2008 78.74%
                  February 8, 2008  through  February 13, 2008         79.69%
                  February 14, 2008  through  February 29, 2008        80.26%

            (f)   The Principal Investor Percentage with respect to the
                  Monthly Period

                  February 1, 2008  through  February 7, 2008 78.74%
                  February 8, 2008  through  February 13, 2008         79.69%
                  February 14, 2008  through  February 29, 2008        80.26%

       4.   Shared Principal Collections

            The aggregate amount of Shared Principal Collections Applied as
            Available Investor Principal Collections                             $            3,065,059,093.56
                                                                               ________________________________

       5.   Delinquent Balances

            The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

                                                                  Aggregate                    Percentage
                                                                   Account                      of Total
                                                                   Balance                     Receivables

            (a)   30 -  59 days:                      $             1,659,311,938.43                     1.65%
                                                    _________________________________      ____________________

            (b)   60 -  89 days:                      $             1,249,337,896.66                     1.24%
                                                    _________________________________      ____________________

            (c)   90 - 119 days:                      $             1,016,015,578.47                     1.01%
                                                    _________________________________      ____________________

            (d)   120 - 149 days                      $               929,862,179.46                     0.92%
                                                    _________________________________      ____________________

            (e)   150 - 179 days:                     $               982,905,557.62                     0.97%
                                                    _________________________________      ____________________

            (f)   180 - or more days:                 $                 3,418,173.83                     0.00%
                                                    _________________________________      ____________________

                                                       C-1

                                            Total:    $             5,840,851,324.47                     5.79%
                                                    _________________________________      ____________________

       6.   Investor Default Amount

            (a)   The Aggregate Investor Default Amount for the related
                  Monthly Period                                                $               406,985,610.78
                                                                               ________________________________

       7.   Investor Servicing Fee

            (a)   The amount of the Investor Servicing Fee payable by the
                  Trust to the Servicer for the related Monthly Period          $               133,434,415.57
                                                                               ________________________________

            (b)   The amount of the Net Servicing Fee payable by the Trust
                  to the Servicer for the related Monthly Period                $                83,396,509.73
                                                                               ________________________________

            (c)   The amount of the Servicer Interchange payable by the
                  Trust to the Servicer for the related Monthly Period          $                50,037,905.84
                                                                               ________________________________

       8.   Portfolio Yield

            (a)   The Portfolio Yield for the related Monthly Period                                    12.93%
                                                                                   ____________________________

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 10th day of March, 2008.

                                          FIA CARD SERVICES, NATIONAL ASSOCIATION,
                                          Servicer

                                          By: /s/ Teresa R. Thomas

                                          Name: Teresa R. Thomas
                                          Title: Vice President